Annual Fund Operating Expenses	Jul. 31, 2025
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Yorktown Growth Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	1.26%	[2]
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Yorktown Growth Fund Class L Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	2.31%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	2.26%	[2]
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Growth Fund | Yorktown Growth Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.41%	[1]
Expenses (as a percentage of Assets)	1.31%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	1.26%	[2]
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[3]
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.19%)	[4]
Net Expenses (as a percentage of Assets)	0.80%	[4]
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Class L Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	0.29%	[3]
Expenses (as a percentage of Assets)	1.64%
Fee Waiver or Reimbursement	(0.19%)	[4]
Net Expenses (as a percentage of Assets)	1.45%	[4]
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Short Term Bond Fund | Yorktown Short Term Bond Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[3]
Expenses (as a percentage of Assets)	0.99%
Fee Waiver or Reimbursement	(0.19%)	[4]
Net Expenses (as a percentage of Assets)	0.80%	[4]
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Class A Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.29%	[5]
Expenses (as a percentage of Assets)	1.19%
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Class L Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.29%	[5]
Expenses (as a percentage of Assets)	1.69%
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Multi-Sector Bond Fund | Yorktown Multi-Sector Bond Fund Institutional Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[5]
Expenses (as a percentage of Assets)	0.69%
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Yorktown Class A Class L And Institutional Class [Member] | Yorktown Treasury Advanced Total Return Fund | Yorktown Treasury Advanced Total Return Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.68%	[6]
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.58%)	[7]
Net Expenses (as a percentage of Assets)	0.50%	[7]
Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2026
Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Yorktown Small Cap Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.93%	[8]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.09%
Fee Waiver or Reimbursement	(0.46%)	[9]
Net Expenses (as a percentage of Assets)	1.63%	[9],[10]
Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Yorktown Small Cap Fund Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.93%	[8]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	2.84%
Fee Waiver or Reimbursement	(0.46%)	[9]
Net Expenses (as a percentage of Assets)	2.38%	[9],[10]
Yorktown Small Cap Fund Class A Class L And Institutional Class [Member] | Yorktown Small Cap Fund | Yorktown Small Cap Fund Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.93%	[8]
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(0.46%)	[9]
Net Expenses (as a percentage of Assets)	1.38%	[9],[10]

[1]	“Other Expenses” include 0.01% of interest expense.
[2]	In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust, effective May 31, 2025, so that the Fund’s ratio of total annual operating expenses is limited to 1.25% for Class A Shares, 2.25% for Class L Shares, and 1.25% for Institutional Class Shares until at least May 31, 2026. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding acquired fund fees and expenses, brokerage fees, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to the limits listed above. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board. The expense limitation agreement may be terminated only by the Board of Trustees of the Trust (the “Board”) by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Fund.
[3]	“Other Expenses” include 0.01% of interest expense.
[4]	In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust, effective May 31, 2025, so that the Fund’s ratio of total annual operating expenses is limited to 0.79% for Class A Shares, 1.44% for Class L Shares, and 0.79% for Institutional Class Shares until at least May 31, 2026. Pursuant to each of these expense limitation agreements, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to the limits listed above. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board. The expense limitation agreement may be terminated only by the Board of Trustees of the Trust (the “Board”) by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Fund.
[5]	“Other Expenses” include 0.01% of interest expense.
[6]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[7]	In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust, effective May 31, 2025, so that the Fund’s ratio of total annual operating expenses is limited to 0.50% for Institutional Class Shares until at least May 31, 2026. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding acquired fund fees and expenses, brokerage fees, taxes, borrowing costs such as interest and dividend expenses on securities sold short, and other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to the limit listed above. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board. The expense limitation agreement may be terminated only by the Board of Trustees of the Trust (the “Board”) by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Fund.
[8]	“Other Expenses” include 0.02% of interest expense.
[9]	In the interest of limiting expenses of the Fund, the Adviser has entered into a contractual expense limitation agreement with the Trust, effective May 31, 2025, so that the Fund’s ratio of total annual operating expenses is limited to 1.60% for Class A Shares, 2.35% for Class L Shares, and 1.35% for Institutional Class Shares until at least May 31, 2026. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund’s ratio of total annual operating expenses is limited to the limits listed above. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board. The expense limitation agreement may be terminated only by the Board by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Fund.
[10]	Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.